SCHEDULE OF OPERATING SEGMENT INFORMATION (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Segment Reporting [Line Items]
Total revenues	$ 20,978,428	$ 28,195,284
Cost of revenues	15,753,600	23,256,253
Total segment profit (gross profit)	5,224,828	4,939,031
Selling and marketing expenses	(1,535,890)	(635,306)
General and administrative expenses	(2,133,900)	(3,045,282)
Provision for expected credit losses	(2,145,919)	(3,317,683)
Research and development expenses	(97,448)	(163,008)
Total operating expenses	(5,913,157)	(7,161,279)
Loss from operations	(688,329)	(2,222,248)
Other (expense) income, net	(1,265,584)	1,268,228
Income before income taxes	(1,953,913)	(954,020)
Total assets	135,061,463		$ 123,754,691
Other corporate assets	31,641,977		46,535,830
Total assets related to reportable segments	103,419,486		77,218,861
Elimination of intercompany balances	(64,802,908)		(54,422,059)
Total consolidated assets	70,258,555		69,332,632
Clean Energy Equipment [Member]
Segment Reporting [Line Items]
Total revenues	10,412,332	13,196,043
Cost of revenues	6,842,781	10,528,452
Total segment profit (gross profit)	3,569,551	2,667,591
Digitalization and Integration Equipment [Member]
Segment Reporting [Line Items]
Total revenues	2,226,141	2,629,399
Cost of revenues	2,064,862	2,032,358
Total segment profit (gross profit)	161,279	597,041
Total assets	9,201,480		7,904,522
New Energy Production and Operation [Member]
Segment Reporting [Line Items]
Total revenues	6,454,584	10,337,148
Cost of revenues	6,276,614	10,178,056
Total segment profit (gross profit)	177,970	159,092
Total assets	2,142,356		1,658,836
Oil and Gas Engineering Technical Services [Member]
Segment Reporting [Line Items]
Total revenues	1,885,371	2,032,694
Cost of revenues	569,343	517,387
Total segment profit (gross profit)	1,316,028	$ 1,515,307
Cleaning Energy Equipment [Member]
Segment Reporting [Line Items]
Total assets	54,895,295		44,096,905
Oil And Gas Field Engineering Technical Services [Member]
Segment Reporting [Line Items]
Total assets	37,180,355		23,558,598
Other Corporate Assets [Member]
Segment Reporting [Line Items]
Other corporate assets	$ 31,641,977		$ 46,535,830